RELATED PARTY TRANSACTIONS (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) $ / item shares	Dec. 31, 2015 USD ($) $ / item shares	Dec. 31, 2014 USD ($) $ / item shares	Dec. 31, 2013 shares
Related party transactions
Units owned (in units)	588,474,702	679,544,349
Fund's net asset value (as a percent)	1.23%	0.54%
Class A
Related party transactions
Units owned (in units)	61,945,513	63,179,258	64,145,923	89,279,211
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.50%
Class C
Related party transactions
Units owned (in units)	232,428,092	272,305,731	265,575,955	289,256,969
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	2.50%
Class I
Related party transactions
Units owned (in units)	28,092,830	29,501,569	31,155,649	47,689,327
Annual percentage of sponsor fees charged by the Fund based on month-end net assets	1.10%
Class D
Related party transactions
Units owned (in units)	36,734,074	36,603,739	35,322,377	46,696,897
MLAI | Class D
Related party transactions
Units owned (in units)	48	48
MLAI | Maximum | Class D
Related party transactions
Fund's net asset value (as a percent)	1.00%	1.00%
Transfer Agent
Related party transactions
Fee rate paid by MLAI based on aggregate net assets (as a percent)	0.02%
Fees allocated to Fund | $	$ 203,690	$ 409,936	$ 189,331
Fees payable | $	$ 49,057	$ 59,827
BofA Corp
Related party transactions
Interest rate under the Interest Earning Program on U.S. dollar cash balances	federal funds rate
Margin on interest rate under the Interest Earning Program on U.S. dollar cash balances (as a percent)	0.20%
Floor rate (as a percent)	0.00%
MLPF&S
Related party transactions
Average round-turn commission rate (in dollars per round-turn) | $ / item	3.73	3.64	4.08